INCOME TAXES - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ (3)	€ 0	€ (2)
Deferred tax on net gain/loss on net investment hedges	(41)	(27)	(22)
Current tax on net gain/loss on net investment hedges	41	0	0
Deferred tax on net gain/loss on pension plan remeasurements	0	18	(14)
Total taxes charged (credited) to OCI	(3)	(9)	(38)
Taxes charged (credited) to equity:
Deferred tax charge (credit): share based compensation	12	(12)	(5)
Current tax charge (credit): share based compensation	(5)	(2)	0
Total taxes charged (credited) to equity	€ 7	€ (14)	€ (5)